Annual Fund Operating Expenses - Papp Small & Mid-Cap Growth Fund	Mar. 30, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 1, 2027
Papp Small & Mid-Cap Growth Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.70%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.71%
Fee Waiver or Reimbursement	(0.45%)	[2]
Net Expenses (as a percentage of Assets)	1.26%

[1]	The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that authorizes the Fund to pay up to 0.25% of its average daily net assets for certain expenses related to the distribution and servicing of its shares, but only if the Fund’s Board of Trustees has specifically authorized the payment of such fees.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.